RELATED PARTY TRANSACTIONS - Due from related parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Due from related parties	$ 3,197,017	$ 366,761
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Related Party
RELATED PARTY TRANSACTIONS
Due from related parties	$ 3,197,017	$ 366,761
Percent of other receivables collected	33.90%
Proceeds from collection of other receivables	$ 1,084,279
Related Party | Qiwei Miao
RELATED PARTY TRANSACTIONS
Due from related parties	1,105,383	59,669
Related Party | Zhidan Mao
RELATED PARTY TRANSACTIONS
Due from related parties	594,363
Related Party | Hangzhou Shilian Office Equipment Co., Ltd
RELATED PARTY TRANSACTIONS
Due from related parties	530,458
Related Party | Chun Lyu
RELATED PARTY TRANSACTIONS
Due from related parties	291,495	1,523
Related Party | Ningbo Lihong Information System Engineering Co., Ltd.
RELATED PARTY TRANSACTIONS
Due from related parties	158,448
Related Party | Yun Li
RELATED PARTY TRANSACTIONS
Due from related parties	148,402
Related Party | Shanghai Yaodun Science and Technology Development Center (Limited Partnership)
RELATED PARTY TRANSACTIONS
Due from related parties	142,117	4,358
Related Party | Eshallgo Electrical Equipment (Shanghai) Co., Ltd.
RELATED PARTY TRANSACTIONS
Due from related parties	137,781
Related Party | Qingdao Lixing Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Due from related parties	68,891
Related Party | Qinghai Chengchuang Ideal Trading Co. Ltd.
RELATED PARTY TRANSACTIONS
Due from related parties		237,230
Related Party | Anhui New Yalian Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Due from related parties		$ 63,981
Related Party | Others
RELATED PARTY TRANSACTIONS
Due from related parties	$ 19,679